UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

May 31, 2015

1.802196.111

AZI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Arizona - 96.6%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$ 250,000	$ 284,513
Series 2012 A, 5% 7/1/26	1,000,000	1,153,520
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (Pre-Refunded to 6/1/16 @ 100)	1,000,000	1,046,430
Series 2012 C, 5% 6/1/26	3,035,000	3,466,820
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,790,486
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,585,750
Series 2013 A, 5% 10/1/25	1,870,000	2,150,126
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,337,574
5% 7/1/32	470,000	488,960
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	1,051,940
Series 2012 A, 5% 2/1/23	1,285,000	1,438,249
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,062,780
Series 2007 B, 0.994% 1/1/37 (c)	1,000,000	885,270
Series 2008 A, 5.25% 1/1/31	1,000,000	1,080,460
Series 2008 D:
5.375% 1/1/32	1,005,000	1,087,943
5.5% 1/1/38	100,000	108,460
6% 1/1/27	1,000,000	1,109,590
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	2,000,000	2,322,980
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,082,180
Series 2012 A, 5% 1/1/43	3,500,000	3,846,990
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,131,010
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,149,970
Arizona Trans. Board Excise Tax Rev. Series 2014, 5% 7/1/25	1,000,000	1,205,500
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,479,813
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	$ 2,000,000	$ 2,378,820
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	552,755
Chandler Gen. Oblig. Series 2014, 5% 7/1/26	1,000,000	1,203,690
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,447,108
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,155,071
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,327,755
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	835,177
5% 7/1/27	1,300,000	1,515,358
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,166,170
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,117,180
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007:
5% 12/1/27 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,100,120
5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,100,120
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,153,060
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,691,817
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,137,440
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,813,995
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,068,340
Series 2009 A, 6% 7/1/39	1,000,000	1,145,310
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,640,739
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
1% 7/1/28 (a)	690,000	800,510
1% 7/1/29 (a)	480,000	562,334
1% 7/1/30 (a)	400,000	466,116
Series 2010 C, 4% 7/1/29 (b)	650,000	685,815
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,085,040
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,219,130
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,146,840
Series 2015:
3% 9/1/15 (FSA Insured)	285,000	286,864
3% 9/1/16 (FSA Insured)	1,490,000	1,533,136
5% 9/1/20 (FSA Insured)	440,000	504,451
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	942,844
5% 6/1/41	1,250,000	1,352,700
Series 2013, 5% 8/1/27	1,000,000	1,143,790
Series 2015, 5% 6/1/30	1,000,000	1,136,430
5% 6/1/21 (Pre-Refunded to 6/1/17 @ 100)	1,085,000	1,176,335
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,090,670
Series 2013:
5% 7/1/26 (d)	1,100,000	1,260,996
5% 7/1/29 (d)	500,000	560,205
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,494,500
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,228,500
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	431,764
5% 7/1/27 (d)	400,000	446,340
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	699,972
5% 7/1/21 (AMBAC Insured)	910,000	979,378
Series 2013 A, 5% 12/1/22	1,000,000	1,170,640
Series 2014, 5% 12/1/27	1,745,000	1,990,940
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,908,258
5% 7/1/25	1,000,000	1,160,930
Series 2012 A:
5% 7/1/25	1,600,000	1,876,096
5% 7/1/26	1,000,000	1,164,760
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,080,750
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,104,880
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Pre-Refunded to 7/1/17 @ 100)	860,000	935,396
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,216,665
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,178,662
5% 1/1/33	1,000,000	1,082,610
5% 1/1/38	2,400,000	2,586,888
Series 2009 A, 5% 1/1/26	2,950,000	3,316,007
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,664,235
5.5% 12/1/29	3,000,000	3,601,590
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	461,534
Series 2008 A, 5% 9/1/23	355,000	393,123
Sedona Excise Tax Rev. Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,590
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,281,971
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,640
Tucson Ctfs. of Prtn.:
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,100
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	550,080
5% 7/1/28 (FSA Insured)	1,000,000	1,155,300
Tucson Wtr. Rev.:
5% 7/1/27	1,000,000	1,190,060
5% 7/1/28	2,000,000	2,362,780
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16 (Pre-Refunded to 7/1/15 @ 100)	570,000	572,143
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,771,646
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev.: - continued
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	$ 1,000,000	$ 1,247,990
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22 (Pre-Refunded to 6/1/18 @ 100)	1,315,000	1,464,831
Series 2009 A, 5% 6/1/39	1,000,000	1,109,340
Series 2012 A, 5% 6/1/37	2,225,000	2,463,921
Series 2014, 5% 8/1/28	1,000,000	1,161,730
Series 2015A 5% 6/1/30	2,500,000	2,896,225
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,149,780
Series 2012 A, 5.25% 8/1/33	2,000,000	2,213,580
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,266,840
		147,029,510
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (d)	300,000	328,539
6.375% 10/1/43 (d)	200,000	234,352
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	470,892
		1,033,783
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	330,990
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $140,438,916)	148,394,283
NET OTHER ASSETS (LIABILITIES) - 2.5%	3,806,409
NET ASSETS - 100%	$ 152,200,692
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $140,418,888. Net unrealized appreciation aggregated $7,975,395, of which $8,491,616 related to appreciated investment securities and $516,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

May 31, 2015

1.802198.111

SMD-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 500,000	$ 514,950
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	300,000	314,388
6.25% 10/1/34 (b)	300,000	355,695
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	588,520
		1,773,553
Maryland - 97.0%
Anne Arundel County Gen. Oblig.:
Series 2012:
5% 4/1/22	335,000	400,724
5% 4/1/23	4,050,000	4,853,156
Series 2014, 5% 4/1/25	2,140,000	2,610,650
Series 2015, 5% 4/1/30	5,935,000	7,044,192
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,421,280
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,049,672
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,198,440
5% 2/1/38	1,930,000	2,103,411
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	522,695
Series 2012, 5% 8/1/23	5,000,000	6,029,350
Series 2014 B:
4.5% 9/1/23	1,645,000	1,957,484
4.5% 9/1/24	4,730,000	5,670,419
4% 8/1/24	3,000,000	3,303,600
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,175,485
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,631,246
Series 2013 B:
5% 10/15/23	1,100,000	1,316,645
5% 10/15/24	1,875,000	2,234,400
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D, 5% 7/1/37 (FSA Insured)	4,000,000	4,275,080
Series 2008 A, 5% 7/1/38 (FSA Insured)	2,000,000	2,188,860
Series 2009 C, 5.625% 7/1/39	2,000,000	2,320,820
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	$ 2,325,000	$ 2,743,500
Series 2014 D, 5% 7/1/28	2,750,000	3,232,378
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	409,294
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	3,307,651
5% 7/1/33	3,000,000	3,429,060
Series 2014 B, 5% 7/1/28	1,580,000	1,857,148
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,457,460
5% 7/1/33 (FSA Insured)	1,260,000	1,386,542
5% 7/1/37 (AMBAC Insured)	1,260,000	1,346,927
Baltimore Spl. Oblig.:
5% 6/15/23 (a)	350,000	397,121
5% 6/15/24 (a)	500,000	567,040
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	689,825
5% 3/1/27	1,255,000	1,412,866
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	794,502
5% 8/1/24	500,000	617,440
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,907,475
5% 8/15/23	5,000,000	5,937,750
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/23	1,390,000	1,511,069
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	529,540
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006, 5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	510,625
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	8,039,868
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	566,238
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,548,210
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,237,380
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,536,350
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	$ 300,000	$ 323,967
Series 2011, 6% 7/1/41	1,500,000	1,766,505
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,058,470
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41 (Pre-Refunded to 7/1/16 @ 100)	1,000,000	1,050,310
Series 2010, 5.125% 7/1/39	1,700,000	1,855,397
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	285,000	304,269
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	436,059
Series 2011 A, 5% 5/15/23	1,500,000	1,743,915
Series 2011, 5% 8/15/22	1,000,000	1,162,680
Series 2012 A:
5% 7/1/23	400,000	462,248
5% 7/1/24	700,000	805,028
5% 7/1/25	900,000	1,037,538
5% 7/1/25	1,000,000	1,134,850
5% 7/1/25	2,000,000	2,366,580
5% 7/1/25	1,120,000	1,261,859
5% 7/1/26	300,000	336,576
5% 10/1/30	750,000	833,903
Series 2012 B, 5% 7/1/25	1,135,000	1,326,826
Series 2012:
5% 7/1/23	850,000	992,452
5% 7/1/24	1,100,000	1,274,262
5% 7/1/26	1,080,000	1,181,466
5% 7/1/26	1,400,000	1,598,408
5% 7/1/27	300,000	340,044
5% 7/1/31	2,500,000	2,673,375
Series 2013 A:
5% 7/1/26	1,045,000	1,184,487
5% 7/1/27	1,185,000	1,334,286
5% 8/15/41	3,000,000	3,244,830
5% 7/1/43	3,495,000	3,800,498
Series 2013 B, 5% 8/15/38	2,000,000	2,201,660
Series 2014:
5% 7/1/27	3,495,000	3,966,510
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
5% 10/1/45	$ 2,500,000	$ 2,770,925
5.25% 7/1/25	3,000,000	3,540,690
Series 2015 A:
5% 5/15/29	2,000,000	2,328,760
5% 5/15/30	1,000,000	1,156,950
Series 2015:
5% 7/1/26	1,000,000	1,168,270
5% 7/1/27	1,000,000	1,156,160
5% 8/15/29	2,000,000	2,303,480
5% 7/1/31	2,200,000	2,454,386
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	320,000	321,178
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (b)	2,255,000	2,594,107
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007, 5% 7/1/31 (FSA Insured)	5,000,000	5,380,100
Series 2008:
5% 7/1/35	880,000	957,862
5% 7/1/37 (FSA Insured)	4,485,000	4,870,620
6.8% 7/1/16 (Escrowed to Maturity)	215,000	222,430
Maryland Wtr. Quality Fing. Admin. Series 2014, 5% 3/1/23	2,000,000	2,425,240
Montgomery County Gen. Oblig. (Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,087,680
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	752,206
5% 7/1/22	750,000	881,558
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,953,650
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Worcester County Series 2014:
5% 3/1/23	$ 2,225,000	$ 2,678,611
5% 3/1/24	1,670,000	2,028,215
		198,373,204
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $194,672,025)	200,146,757
NET OTHER ASSETS (LIABILITIES) - 2.1%	4,354,565
NET ASSETS - 100%	$ 204,501,322
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $194,667,212. Net unrealized appreciation aggregated $5,479,545, of which $6,207,105 related to appreciated investment securities and $727,560 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015